            AIM INCOME ALLOCATION FUND -- CLASS A, B, C AND R SHARES


                       Supplement dated February 23, 2006
                    to the Prospectus dated October 31, 2005
                        as supplemented December 8, 2005


         The following replaces in their entirety the first two paragraphs appearing under the heading "SHAREHOLDER INFORMATION -- SALES CHARGES" on page A-2 of the prospectus:

       Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge."


         The following new section is added immediately after the third paragraph appearing under the heading "SHAREHOLDER INFORMATION -- SALES CHARGES -- SHARES SOLD WITHOUT A SALES CHARGE" on page A-2 of the prospectus:

       "PURCHASES OF CLASS A SHARES AT NET ASSET VALUE

       Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

            o A I M Management Group Inc., and its affiliates, or their clients;

            o Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

            o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

            o   Purchases through approved fee-based programs;

            o Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

                a.  a plan's assets are at least $1 million;

                b. there are at least 100 employees eligible to participate in the plan; or

                c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant of Section 501(c)(3) of the Code;

            o   Shareholders of Investor Class shares of an AIM fund;

            o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

            o   Insurance company separate accounts;

            o Transfers to IRAs that are attributable to AIM fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

            o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

       For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge."

         AIM INTERNATIONAL ALLOCATION FUND -- CLASS A, B, C AND R SHARES


                       Supplement dated February 23, 2006
                    to the Prospectus dated October 31, 2005
                        as supplemented December 8, 2005


         The following replaces in their entirety the first two paragraphs appearing under the heading "SHAREHOLDER INFORMATION -- SALES CHARGES" on page A-2 of the prospectus:

       Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge."


         The following new section is added immediately after the third paragraph appearing under the heading "SHAREHOLDER INFORMATION -- SALES CHARGES -- SHARES SOLD WITHOUT A SALES CHARGE" on page A-2 of the prospectus:

       "PURCHASES OF CLASS A SHARES AT NET ASSET VALUE

       Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

            o A I M Management Group Inc., and its affiliates, or their clients;

            o Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

            o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

            o   Purchases through approved fee-based programs;

            o Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

                a.  a plan's assets are at least $1 million;

                b. there are at least 100 employees eligible to participate in the plan; or

                c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant of Section 501(c)(3) of the Code;

            o   Shareholders of Investor Class shares of an AIM fund;

            o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

            o   Insurance company separate accounts;

            o Transfers to IRAs that are attributable to AIM fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

            o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPS, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

       For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge."